Unaudited Condensed Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Live streaming - consumable virtual items revenue	¥ 495,429	$ 73,966	¥ 378,930	¥ 940,768	$ 140,453	¥ 733,166
Live streaming - time based virtual items revenue	6,917	1,033	8,570	14,382	2,147	17,668
Technical services	4,182	624	5,726	14,823	2,213	7,423
Total revenues	506,528	75,623	393,226	969,973	144,813	758,257
Cost of revenues	(413,376)	(61,715)	(313,297)	(762,345)	(113,815)	(598,189)
Gross profit	93,152	13,908	79,929	207,628	30,998	160,068
Operating expenses
Sales and marketing expenses	(452)	(67)	(1,480)	(1,036)	(155)	(2,584)
General and administrative expenses	(15,406)	(2,300)	(15,548)	(34,514)	(5,153)	(24,395)
Recovery of (provision for) doubtful accounts	(3,353)	(501)	(3,197)	(3,094)	(462)	(3,645)
Research and development expenses	(18,313)	(2,734)	(13,951)	(35,128)	(5,244)	(23,514)
Total operating expenses	(37,524)	(5,602)	(34,176)	(73,772)	(11,014)	(54,138)
Income from operations	55,628	8,306	45,753	133,856	19,984	105,930
Change in fair value of contingent consideration	6,050	903	35,323	10,790	1,611	23,545
Change in fair value of warrants liability	3,883	580	11,632	8,382	1,251	10,854
Change in fair value of investment	752	112	1,440	1,464	219	27,608
Interest income	755	113	693	1,251	187	1,431
Interest expense	(13)	(2)	(124)	(13)	(2)	(241)
Other expenses, net	26	4	102	86	13	102
Foreign exchange gain (loss), net	(513)	(77)	53	(453)	(68)	(40)
Income before income taxes	66,568	9,939	94,872	155,363	23,195	169,189
Income tax benefits (expenses)	807	120	(2,819)	(4,762)	(711)	(6,178)
Net income	67,375	10,059	92,053	150,601	22,484	163,011
Less: net loss attributable to noncontrolling interest	(299)	(45)		(299)	(45)
Net income attributable to the Company’s shareholders	67,674	10,104	92,053	150,900	22,529	163,011
Other comprehensive income:
Other comprehensive income - foreign currency translation adjustment	602	90	1,234	566	85	748
Comprehensive income	67,977	10,149	93,287	151,167	22,569	163,759
Less: comprehensive loss attributable to non-controlling interests	(299)	(45)		(299)	(45)
Comprehensive income attributable to the Company’s shareholders	¥ 68,276	$ 10,194	¥ 93,287	¥ 151,466	$ 22,614	¥ 163,759
Basic (in Shares)	38,602,936	38,602,936	30,756,702	37,122,362	37,122,362	30,669,789
Diluted (in Shares)	38,602,936	38,602,936	30,756,702	37,122,362	37,122,362	30,669,789
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.75	$ 0.26	¥ 2.99	¥ 4.06	$ 0.61	¥ 5.32
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.75	$ 0.26	¥ 2.99	¥ 4.06	$ 0.61	¥ 5.32